EARNINGS PER SHARE (Details) - $ / shares	3 Months Ended								12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
EARNINGS PER SHARE [Abstract]
Weighted-average common shares issued									3,805,636	3,805,636	3,805,636
Average treasury stock shares									(1,755,194)	(1,747,716)	(1,747,706)
Average unallocated ESOP shares									(108,570)
Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	1,919,627	1,919,135	1,949,046	1,959,381	2,057,888	2,057,930	2,057,930	2,057,930	1,941,872	2,057,920	2,057,930
Additional common stock equivalents (stock options) used to calculate diluted earnings per share
Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	1,919,627	1,919,135	1,949,046	1,959,381	2,057,888	2,057,930	2,057,930	2,057,930	1,941,872	2,057,920	2,057,930
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities									114,519
Exercise price									$ 16.20